Provisions and Other Liabilities - Movements in Restructuring Provisions Classified in Non-current and Current Liabilities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period	[1]	€ 9,154	€ 8,834
Classified in current liabilities	[1]	9,212	10,184
Provisions utilized		(793)	(959)		€ (511)
Transfers		(289)	(340)		(595)
Currency translation differences		50	(245)		36
Balance, end of period		8,613	9,154	[1]	8,834	[1]
Classified in current liabilities		9,361	9,212	[1]	10,184	[1]
Restructuring Provision [Member]
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period		1,086	1,420		1,343
Classified in non-currentliabilities		514	744		762
Classified in current liabilities		572	676		581
Change in provisions recognized in profit or loss for the period		1,035	297		667
Provisions utilized		(605)	(616)		(641)
Transfers		54	7		38
Unwinding of discount			3		4
Currency translation differences		2	(25)		9
Balance, end of period		1,572	1,086		1,420
Classified in non-currentliabilities		632	514		744
Classified in current liabilities		€ 940	€ 572		€ 676

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).